SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES (Details)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Deposits Prepayments And Other Receivables
Prepayment	[1]		$ 3,134	$ 581,927
Security deposit	[2]		830,220	933,041
Staff loan			1,118	1,918
Other receivables			6,540	7,020
Deposits, prepayments and other receivables		$ 620,581	$ 841,012	$ 1,523,906

[1]	As of June 30, 3023, this amount includes prepayment paid to a related party, LRS-Premium Pte. Ltd. for the rental of Central Kitchen and equipment of S$569,252. As of June 30, 2024, this amount has been fully settled.
[2]	This amount includes security deposit paid to a related party, LRS- Premium Pte. Ltd. for the security deposit paid for the rental of Central Kitchen and rental of equipment. (2023: S$878,000; 2024: S$778,000)